Options and Warrants (Details) - Schedule of Stockholders' Equity Note, Warrants or Rights (USD $)	3 Months Ended
Mar. 31, 2014
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]0
Warrants Outstanding at Beginning of Period	19,530,441
Warrants Outstanding at Beginning of Period	$ 1.08
Granted	2,605,513
Granted	$ 1.00
Warrants Outstanding at End of Period	22,135,954
Warrants Outstanding at End of Period	$ 1.07